Taxation - Summary of Income Tax Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(7.40%)	(5.30%)	(9.10%)
Permanent differences	5.60%	55.40%	(0.10%)
Change in valuation allowances	(23.20%)	(75.10%)	(15.80%)
Effective income tax rate